Residual Contracts Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Proceeds from sale of assets	$ 678,366
Due from sale of residual assets
Accounts receivable, gross	78,323
PSI residual income stream
Amortization expense	61,385	$ 147,324
Proceeds from sale of assets	$ 373,124